CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, $ in Millions	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Current Assets
Cash and cash equivalents	$ 18,527	$ 34,827
Investments	6,542	584
Trade receivables	18,956	23,096
Other receivables	5,516	6,249
Inventories	3,722	4,373
Total current assets	53,263	69,129
Non-Current Assets
Trade receivables	59	112
Other receivables	1,599	2,291
Deferred income tax assets	412	399
Investments	2,152	2,891
Goodwill	251,908	252,052
Property, plant and equipment	320,863	334,903
Intangible assets	104,026	112,388
Right of use assets	17,772	12,932
Total non-current assets	698,791	717,968
TOTAL ASSETS	752,054	787,097
Current Liabilities
Trade payables	39,358	43,515
Financial debt	41,602	48,031
Salaries and social security payables	14,336	13,533
Taxes payables	3,739	4,510
Leases liabilities	3,336	3,593
Other liabilities	2,062	2,252
Provisions	1,617	1,622
Total current liabilities	106,050	117,056
Non-Current Liabilities
Trade payables	2,448	3,206
Financial debt	158,598	158,897
Salaries and social security payables	840	1,172
Deferred income tax liabilities	79,674	71,549
Taxes payables	5	19
Leases liabilities	6,966	4,999
Other liabilities	1,156	2,071
Provisions	7,462	6,301
Total non-current liabilities	257,149	248,214
TOTAL LIABILITIES	363,199	365,270
EQUITY
Equity attributable to Controlling Company	382,456	415,335
Equity attributable to non-controlling interest	6,399	6,492
Total equity	388,855	421,827
TOTAL LIABILITIES AND EQUITY	$ 752,054	$ 787,097